MERGER WITH SUPPORT - Summary of Identifiable Intangible Assets Determined on a Preliminary Basis (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Fair value of intangible assets	$ 22,690
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life	5 years
Fair value of intangible assets	$ 21,600
Trade Names [Member]
Business Acquisition [Line Items]
Estimated useful life	10 years
Fair value of intangible assets	$ 1,090